TERM FACILITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Term Facility
Balance at beginning of the period	$ 6,901	$ 8,667
Repayments	(833)	(2,000)
Unwinding of fair value adjustment	(170)
Fair value adjustment for modification		234
Balance at end of the period	5,897	6,901
Less: Current portion	(3,384)	(1,017)
Non-current portion	$ 2,513	$ 5,884